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March 8, 2000



VIA EDGAR
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The United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: NATIONWIDE MUTUAL FUNDS (FORMERLY "NATIONWIDE INVESTING FOUNDATION III"); SEC FILE NOS. 333-40455, 811-08495
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and on behalf of Nationwide Mutual Funds (the "Trust"), we hereby certify that the form of the Nationwide Family of Funds Prospectus and Statement of Additional Information which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 21 (the "Amendment") to the Trust's Registration Statement on Form N1-A. This Amendment was filed on March 1, 2000.

Should you have any questions regarding this filing, please call me at (614) 249-8678.

Very truly yours,

/s/ Elizabeth A. Davin

Elizabeth A. Davin, Esq.

Enclosures